Schedule of Timing of Transfer of Goods and Services (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	¥ 675,561	¥ 693,104	¥ 83,597
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total		336,031	12,156
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 675,561	¥ 357,073	¥ 71,441